Goodwill And Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, Total cost	$ 9,240	$ 8,984
Total Accumulated amortization	8,584	8,375
Intangible assets, net	656	609
Amortization of intangible assets	211	507	575
Technology [Member]
Intangible assets, Total cost	1,938	1,682
Total Accumulated amortization	1,710	1,566
Brand [Member]
Intangible assets, Total cost	607	607
Total Accumulated amortization	586	584
Know-how [Member]
Intangible assets, Total cost	452	452
Total Accumulated amortization	452	452
Customer Contracts And Relationships [Member]
Intangible assets, Total cost	6,243	6,243
Total Accumulated amortization	$ 5,836	$ 5,773